Robert E. Lustrin Partner (212) 574-1420

April 4, 2005

FILING DESK

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street
Washington, D.C. 20549

                        Re: Eagle Bulk Shipping Inc.

Ladies and Gentlemen:

        We enclose for filing the Registration Statement on Form S-1 (the "Registration Statement"), including exhibits, of Eagle Bulk Shipping Inc., a corporation organized under the laws of the Republic of the Marshall Islands (the "Company"). The Registration Statement relates to the proposed registration of the Company's common stock (the "Common Stock") under the Securities Act of 1933, as amended (the "Act"), in connection with a proposed initial public offering of the Common Stock by the Company (the "Offering"). The Company will use the proceeds of the Offering to repay the majority of its outstanding indebtedness and for general corporate purposes.

        By way of background, the Company was recently formed in March 2005 and has its principal executive offices in New York City. The description of the Company's business in the Prospectus contained in the Registration Statement speaks prospectively as of June 2005. The Company will at that time have a fleet of nine Handymax dry bulk carriers. The Company will have also agreed to purchase two additional Handymax dry bulk carriers. It expects to take delivery of these two additional vessels by the end of August 2005.

        The Company will have entered into time charters for the nine vessels in its June fleet. These time charters have an average duration of approximately two years. It expects to enter into time charters of similar duration for the other two vessels following their delivery, which will occur after the closing of the Offering.

        The Company performs its own commercial management, through its wholly owned subsidiary, Eagle Shipping International (USA) LLC. The technical management of the fleet is provided by an unaffiliated third party, V.Ships.

        The Registration Statement includes audited consolidated financial statements as of March 31, 2005. Because the Company was incorporated in March 2005, and its predecessor, Eagle Holdings LLC, was formed in January 2005, there are no financial statements for any periods prior to January 2005.

        The Registration Statement includes descriptions of agreements, events and transactions that the Company is currently in the process of completing. Those significant agreements, events and transactions include the following:

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  Credit Facility—The Company is currently negotiating a new secured credit facility with its lender, The Royal Bank of Scotland. The Company expects to enter into a commitment letter during April 2005, and to subsequently enter into a definitive loan agreement prior to the Offering.

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  Equity Incentive Plans—The Company is considering the terms of a proposed equity incentive plan that it expects to adopt, with shareholder approval, prior to the closing of the Offering.

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  Registration Rights Agreement—The Company will enter into a registration rights agreement with its current stockholder, Eagle Ventures LLC.

        We have wire transferred today the sum of $29,425 in payment of the filing fee.

        If you have any questions or comments concerning the enclosed, please feel free to telephone me at (212) 574-1420 or Gary J. Wolfe at (212) 574-1223.

SEWARD & KISSEL LLP
By:	/s/ Robert E. Lustrin Partner